NDMO
Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.5% (99.9% of Total Investments)
	Alabama – 2.9% (1.9% of Total Investments)
$3,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	B-	$3,876,150
11,920	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	12,832,953
5,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	5,524,100
3,855	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,853,329
23,775	Total Alabama			27,086,532
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding One Series 2020, 5.000%, 12/01/30	No Opt. Call	A+	1,345,760
	Arizona – 9.3% (6.2% of Total Investments)
2,580	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	2,660,238
4,070	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	4,075,006
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	1,001,510
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series 2020A:
920	5.000%, 12/15/40, 144A	12/28 at 100.00	BB	1,081,957
1,500	5.000%, 12/15/50, 144A	12/28 at 100.00	BB	1,738,800
1,500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,646,670
6,035	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A	6,481,288
1,090	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	1,161,406
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	1,133,590
15,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	16,225,500

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
$5,895	5.000%, 7/01/34	7/29 at 100.00	BBB+	$7,123,282
2,500	5.000%, 7/01/39	7/29 at 100.00	BBB+	2,988,725
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
1,625	5.000%, 7/01/36	7/31 at 100.00	Aa2	2,217,605
1,875	5.000%, 7/01/37	7/31 at 100.00	Aa2	2,550,863
2,440	5.000%, 7/01/38	7/31 at 100.00	Aa2	3,311,300
2,585	5.000%, 7/01/39	7/31 at 100.00	Aa2	3,499,004
1,420	4.000%, 7/01/40	7/31 at 100.00	Aa2	1,766,523
1,060	4.000%, 7/01/41	7/31 at 100.00	Aa2	1,315,057
1,695	4.000%, 7/01/42	7/31 at 100.00	Aa2	2,096,834
3,405	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A	9/30 at 100.00	Ba2	3,861,474
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020:
5,265	5.000%, 7/01/35, 144A	7/26 at 103.00	N/R	5,899,748
6,800	5.000%, 7/01/40, 144A	7/26 at 103.00	N/R	7,569,692
4,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	4,978,414
75,840	Total Arizona			86,384,486
	Arkansas – 2.5% (1.6% of Total Investments)
3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	3,360,630
17,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49 (AMT), 144A	9/27 at 103.00	B-	19,561,560
20,000	Total Arkansas			22,922,190
	California – 23.6% (15.6% of Total Investments)
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	4,176,815
3,520	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,905,651
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-2, 0.010%, 6/01/55	12/30 at 34.02	N/R	2,555,500
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	A+	1,752,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
$5,000	4.000%, 4/01/44 (UB) (4)	4/30 at 100.00	BBB+	$5,954,750
8,000	4.000%, 4/01/45 (UB) (4)	4/30 at 100.00	BBB+	9,506,320
4,010	4.000%, 4/01/49 (UB) (4)	4/30 at 100.00	BBB+	4,748,161
3,588	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	4,277,839
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43	10/30 at 100.00	AAA	1,273,000
15,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A2	16,540,980
250	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	299,565
2,000	California Municipal Finance Authority, Revenue Bonds, University of the Pacific, Refunding Series 2020A, 3.000%, 11/01/48	11/30 at 100.00	A2	2,134,940
5,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	5,880,900
5,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	5,405,500
465	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A	11/29 at 102.00	N/R	544,882
2,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	2,080,740
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2022A:
2,500	5.000%, 8/01/28 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,134,575
2,000	5.000%, 8/01/29 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	2,559,720
2,500	5.000%, 8/01/30 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,256,600
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,000	4.000%, 5/01/37	5/31 at 100.00	A+	1,240,910
1,500	4.000%, 5/01/41	5/31 at 100.00	A+	1,839,930
2,500	California State University, Systemwide Revenue Bonds, Taxable Series 2020D, 1.338%, 11/01/27	No Opt. Call	AA-	2,518,600
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021 Forward Delivery:
3,125	5.000%, 9/01/31 (WI/DD, Settling 9/02/21)	No Opt. Call	AA-	4,334,844
3,125	5.000%, 9/01/41 (WI/DD, Settling 9/02/21)	9/31 at 100.00	AA-	4,208,344
12,500	California State, General Obligation Bonds, Taxable Various Purpose Construction Series 2019 Bid Group A, 2.375%, 10/01/26	No Opt. Call	AA-	13,375,500
2,785	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 11/01/34	11/30 at 100.00	AA-	3,489,326
1,000	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/34	12/30 at 100.00	AA-	1,349,550

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$9,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	$11,083,800
2,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB-	2,869,075
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	7,365,448
445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	474,228
910	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,018,936
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	557,750
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	2,084,240
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	1,183,520
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	2,193,620
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,915	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA	1,452,355
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA	2,212,331
7,475	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B, 4.000%, 8/01/50	8/29 at 100.00	AA-	8,867,368
6,650	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,866,391
6,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,505,002
	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021:
1,000	1.344%, 6/15/26 – BAM Insured	No Opt. Call	AA+	1,010,550
1,125	1.911%, 6/15/28 – BAM Insured	No Opt. Call	AA+	1,152,124
4,830	2.963%, 6/15/36 – BAM Insured	6/31 at 100.00	AA+	5,105,165
10,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (4)	8/30 at 100.00	Aa2	10,889,300
	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital Equipment Program, Refunding Series 2021A:
1,000	1.197%, 11/01/26	No Opt. Call	AA-	1,001,150
1,565	1.448%, 11/01/27	No Opt. Call	AA-	1,569,100
1,885	1.648%, 11/01/28	No Opt. Call	AA-	1,890,674
8,545	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2021A, 5.000%, 7/01/29 (4)	No Opt. Call	Aa3	11,355,365
995	Northstar Community Services District, Calfornia, Special Tax Bonds, Community Facilities District 1, Series 2006, 5.000%, 9/01/37	9/21 at 100.00	N/R	666,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,575	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 6.375%, 8/01/45 (5)	8/40 at 100.00	AA	$1,794,917
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	3,793,507
	Ravenswood City School District, San Diego County, California, General Obligation Bonds, Election 2018 Series 2021A:
150	4.000%, 8/01/36	8/29 at 100.00	AAA	180,972
520	4.000%, 8/01/37	8/29 at 100.00	AAA	625,721
370	4.000%, 8/01/39	8/29 at 100.00	AAA	443,308
320	4.000%, 8/01/41	8/29 at 100.00	AAA	381,856
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A1	792,660
	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Taxable Refunding Series 2021A:
690	0.824%, 3/01/26	No Opt. Call	AA-	687,309
750	1.302%, 3/01/28	No Opt. Call	AA-	749,092
	San Jose, California, Airport Revenue Bonds, Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A-	509,045
290	2.310%, 3/01/30	No Opt. Call	A-	301,006
1,750	2.960%, 3/01/36	3/31 at 100.00	A-	1,843,292
2,000	3.060%, 3/01/37	3/31 at 100.00	A-	2,105,900
420	3.290%, 3/01/41	3/31 at 100.00	A-	437,300
500	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Taxable Refunding Series 2021A, 1.380%, 8/01/27	No Opt. Call	AA	508,230
	University of California, General Revenue Bonds, Taxable Series 2021BI:
1,000	1.272%, 5/15/27	No Opt. Call	AA	1,007,230
1,360	1.372%, 5/15/28	No Opt. Call	AA	1,365,549
205,283	Total California			219,247,438
	Colorado – 11.5% (7.6% of Total Investments)
2,370	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	2,581,499
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	502,045
1,240	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.000%, 12/01/38	12/23 at 103.00	N/R	1,343,974
1,060	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,162,025
2,285	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	2,401,055
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	538,995

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,725	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	$1,903,434
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,091,220
745	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	766,538
500	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	558,040
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	8/21 at 100.00	N/R	500,665
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	522,705
2,755	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	3,044,826
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	1,587,649
2,700	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	3,010,203
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	110,230
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	108,605
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	1,101,710
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A	12/26 at 103.00	N/R	516,120
16,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	17,195,040
6,500	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A, 3.000%, 12/01/49 – AGM Insured (UB) (4)	12/30 at 100.00	A2	6,905,405
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,078,420
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,041,720
1,130	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	1,227,044
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,078,100
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,097,080
5,250	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	5,676,195

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	$1,775,780
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	1,121,580
1,380	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,507,291
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	536,180
500	5.000%, 4/15/51	6/26 at 103.00	N/R	527,785
500	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.875%, 12/01/51	9/26 at 103.00	N/R	506,890
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,118,310
1,810	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,974,565
285	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	315,626
925	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	9/25 at 103.00	N/R	1,024,613
5,350	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47 (4)	12/27 at 100.00	A2	6,519,724
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38	1/31 at 100.00	Baa2	605,685
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,157,799
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	1,106,420
750	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 102.00	N/R	796,095
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020:
2,350	5.000%, 12/01/40	12/25 at 103.00	N/R	2,620,509
2,300	5.125%, 12/01/50	12/25 at 103.00	N/R	2,553,552
2,175	Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,386,019
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	531,115
1,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51 (5)	3/26 at 103.00	N/R	899,190
1,270	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	1,441,691

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	$3,700,950
10,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	10,689,600
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,104,260
1,000	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	1,087,670
100,560	Total Colorado			107,259,441
	Connecticut – 1.1% (0.7% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/30	No Opt. Call	BBB+	615,490
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
3,750	5.000%, 5/01/37	5/30 at 100.00	AA-	4,917,637
750	5.000%, 5/01/38	5/30 at 100.00	AA-	981,338
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A:
1,605	4.000%, 5/01/36	5/31 at 100.00	AA-	1,992,928
1,015	5.000%, 5/01/41	5/31 at 100.00	AA-	1,344,317
7,620	Total Connecticut			9,851,710
	District of Columbia – 2.3% (1.6% of Total Investments)
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
2,765	5.000%, 10/01/27 (AMT)	No Opt. Call	A+	3,472,011
1,990	5.000%, 10/01/28 (AMT)	No Opt. Call	A+	2,555,896
2,220	5.000%, 10/01/29 (AMT)	No Opt. Call	A+	2,913,573
2,305	5.000%, 10/01/30 (AMT)	No Opt. Call	A+	3,086,072
1,840	5.000%, 10/01/31 (AMT)	No Opt. Call	A+	2,515,795
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
505	4.000%, 10/01/35	10/30 at 100.00	A+	616,287
1,060	4.000%, 10/01/38	10/30 at 100.00	A+	1,283,702

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
$365	4.000%, 10/01/33	10/30 at 100.00	A+	$447,286
425	4.000%, 10/01/34	10/30 at 100.00	A+	519,626
180	4.000%, 10/01/35	10/30 at 100.00	A+	219,667
815	4.000%, 10/01/36	10/30 at 100.00	A+	992,279
995	4.000%, 10/01/37	10/30 at 100.00	A+	1,207,850
625	4.000%, 10/01/38	10/30 at 100.00	A+	756,900
1,000	4.000%, 10/01/39	10/30 at 100.00	A+	1,207,090
17,090	Total District of Columbia			21,794,034
	Florida – 15.7% (10.4% of Total Investments)
1,565	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41	5/31 at 100.00	N/R	1,641,857
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,061,310
1,310	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	1,371,845
1,500	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020, 4.000%, 12/15/50	12/30 at 100.00	N/R	1,600,155
2,500	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,937,500
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A:
1,235	5.000%, 6/15/40, 144A	6/27 at 100.00	N/R	1,353,684
1,260	5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	1,362,866
3,690	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	4,405,860
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,043,610
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
1,070	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	1,341,834
195	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	242,321
600	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	743,082
525	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	648,470
6,390	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	7,146,832
1,500	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A	5/32 at 100.00	N/R	1,602,990
2,500	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	2,666,550
1,000	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,064,720

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$10,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	$11,171,100
1,100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	1,282,094
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River City Science Academy Projects, Series 2021A, 4.000%, 7/01/55	7/28 at 100.00	Baa3	541,820
17,650	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	19,502,544
5,890	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	6,098,270
	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
1,265	4.000%, 11/15/35 (WI/DD, Settling 8/17/21)	11/31 at 100.00	A2	1,573,786
935	4.000%, 11/15/36 (WI/DD, Settling 8/17/21)	11/31 at 100.00	A2	1,158,689
1,190	4.000%, 11/15/37 (WI/DD, Settling 8/17/21)	11/31 at 100.00	A2	1,467,353
1,110	4.000%, 11/15/38 (WI/DD, Settling 8/17/21)	11/31 at 100.00	A2	1,365,134
1,005	4.000%, 11/15/39 (WI/DD, Settling 8/17/21)	11/31 at 100.00	A2	1,232,633
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	1,313,466
11,180	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,989,320
2,270	Florida State Board of Governors, Dormitory Revenue Bonds, University of Florida, Series 2021A, 4.000%, 7/01/35	7/31 at 100.00	AA-	2,826,854
1,000	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,062,090
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020:
1,100	4.250%, 5/01/40	5/31 at 100.00	N/R	1,185,470
1,500	4.500%, 5/01/52	5/31 at 100.00	N/R	1,616,460
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,061,250
10,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	11,147,900
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
625	4.000%, 10/01/38	10/31 at 100.00	Aa3	778,206
215	4.000%, 10/01/39	10/31 at 100.00	Aa3	266,976
1,070	3.000%, 10/01/40	10/31 at 100.00	Aa3	1,192,975
720	3.000%, 10/01/41	10/31 at 100.00	Aa3	800,438
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 2B, Series 2020, 4.000%, 5/01/50, 144A	5/30 at 100.00	N/R	1,330,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,225	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	$1,309,537
8,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44 (4)	7/24 at 100.00	BBB+	8,939,920
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A, 4.000%, 10/01/41	10/30 at 100.00	A-	1,799,625
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
515	3.000%, 10/01/36	4/31 at 100.00	A+	579,540
1,200	3.000%, 10/01/40	4/31 at 100.00	A+	1,336,200
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,582,980
3,495	Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding Series 2021, 2.643%, 10/01/36	10/31 at 100.00	AA-	3,561,055
1,000	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,056,650
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,070,620
570	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	705,626
1,500	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,586,820
1,500	Stoneybrook South Championsgate Community Development District, Florida, Special Assessment Revenue Bonds, Fox South Assessment Area, Series 2020, 3.750%, 12/15/50, 144A	12/30 at 100.00	N/R	1,565,025
300	Summit View Community Development District, Florida, 5.000%, 5/01/41 (WI/DD, Settling 8/10/21)	No Opt. Call	N/R	301,100
16,435	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/53	9/30 at 38.62	A+	5,039,464
425	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 2.700%, 5/01/31	No Opt. Call	N/R	424,626
1,010	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	1,108,849
143,690	Total Florida			146,168,551
	Guam – 0.7% (0.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
180	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	229,266
180	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	232,938
420	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	493,387
415	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	478,362
1,600	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/40	5/31 at 100.00	Ba1	2,023,072

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2021A:
$750	2.499%, 10/01/25 (WI/DD, Settling 8/17/21)	No Opt. Call	Baa2	$767,700
835	2.899%, 10/01/27 (WI/DD, Settling 8/17/21)	No Opt. Call	Baa2	861,895
765	3.099%, 10/01/28 (WI/DD, Settling 8/17/21)	No Opt. Call	Baa2	796,013
450	4.460%, 10/01/43 (WI/DD, Settling 8/17/21)	10/31 at 100.00	Baa2	472,073
5,595	Total Guam			6,354,706
	Hawaii – 0.3% (0.2% of Total Investments)
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
1,375	4.000%, 7/01/33 (AMT)	7/30 at 100.00	Aa3	1,669,415
270	4.000%, 7/01/34 (AMT)	7/30 at 100.00	Aa3	326,743
205	4.000%, 7/01/35 (AMT)	7/30 at 100.00	Aa3	247,644
430	4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	517,957
2,280	Total Hawaii			2,761,759
	Idaho – 0.1% (0.1% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
645	4.000%, 7/15/38	7/31 at 100.00	A2	789,990
500	4.000%, 7/15/39	7/31 at 100.00	A2	610,770
1,145	Total Idaho			1,400,760
	Illinois – 9.1% (6.0% of Total Investments)
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	3,709,680
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	5,780,700
10,000	5.250%, 12/01/49 (4)	12/24 at 100.00	AA	11,561,400
3,825	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016D, 5.000%, 1/01/47	1/27 at 100.00	A	4,622,283
2,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	8/21 at 100.00	Ba1	2,019,260
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A2	2,447,069
1,200	5.000%, 11/15/32	11/30 at 100.00	A2	1,605,108
1,175	5.000%, 11/15/33	11/30 at 100.00	A2	1,566,369
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
175	4.000%, 11/15/39	11/30 at 100.00	AA-	211,691
475	4.000%, 11/15/40	11/30 at 100.00	AA-	573,444
5,085	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	5,321,351
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc, Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	282,740
875	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	995,102

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A3	$10,766,700
4,400	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-4, 7.100%, 7/01/35	No Opt. Call	BBB-	5,932,564
6,195	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB-	8,165,196
	Illinois State, General Obligation Bonds, March Series 2021A:
375	4.000%, 3/01/39	3/31 at 100.00	BBB-	449,137
300	4.000%, 3/01/41	3/31 at 100.00	BBB-	356,805
5,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB-	6,413,150
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
645	0.000%, 12/15/35 (WI/DD, Settling 3/17/22)	12/31 at 90.33	BB+	460,298
1,285	0.000%, 6/15/36 (WI/DD, Settling 3/17/22)	12/31 at 89.03	BB+	899,282
1,285	0.000%, 6/15/37 (WI/DD, Settling 3/17/22)	12/31 at 86.57	BB+	871,294
1,605	0.000%, 12/15/38 (WI/DD, Settling 3/17/22)	12/31 at 82.94	BB+	1,038,644
1,545	0.000%, 6/15/39 (WI/DD, Settling 3/17/22)	12/31 at 81.66	BB+	980,426
1,500	0.000%, 6/15/40 (WI/DD, Settling 3/17/22)	12/31 at 79.15	BB+	917,745
645	0.000%, 6/15/41 (WI/DD, Settling 3/17/22)	12/31 at 76.71	BB+	380,924
550	0.000%, 12/15/41 (WI/DD, Settling 3/17/22)	12/31 at 75.58	BB+	320,001
5,190	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/35	4/25 at 100.00	BBB	5,780,570
75,405	Total Illinois			84,428,933
	Indiana – 1.0% (0.7% of Total Investments)
1,415	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,573,324
3,445	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39	12/28 at 100.00	A2	4,269,389
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,094,670
1,625	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	B-	2,188,615
7,485	Total Indiana			9,125,998
	Kansas – 0.4% (0.3% of Total Investments)
	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B:
750	5.000%, 11/15/54 (Mandatory Put 11/15/28)	No Opt. Call	AA	977,618
1,570	5.000%, 11/15/54 (Mandatory Put 11/15/31)	No Opt. Call	AA	2,170,572
985	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A	6/22 at 103.00	N/R	1,040,524
3,305	Total Kansas			4,188,714

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.6% (1.1% of Total Investments)
$3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	$3,228,150
3,255	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A	3,412,347
4,310	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A	4,517,699
2,515	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	3,059,849
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,045,170
14,080	Total Kentucky			15,263,215
	Louisiana – 2.1% (1.4% of Total Investments)
1,150	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A	6/31 at 100.00	N/R	1,283,630
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,784,524
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,510,680
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A-	2,377,420
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	BBB+	2,036,680
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	BBB+	1,519,815
1,100	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%, 12/01/41 – AGM Insured	12/31 at 100.00	BBB+	1,134,386
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	2,706,540
17,250	Total Louisiana			19,353,675
	Maryland – 1.4% (1.0% of Total Investments)
2,200	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,522,652
5,330	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	6,402,503
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Series 2021B:
275	4.000%, 8/01/37 (AMT)	8/31 at 100.00	A	335,943
305	4.000%, 8/01/38 (AMT)	8/31 at 100.00	A	371,639
365	4.000%, 8/01/39 (AMT)	8/31 at 100.00	A	442,442
915	4.000%, 8/01/40 (AMT)	8/31 at 100.00	A	1,109,584
915	4.000%, 8/01/41 (AMT)	8/31 at 100.00	A	1,103,737

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	$1,156,740
11,305	Total Maryland			13,445,240
	Michigan – 0.8% (0.5% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	8/21 at 100.00	N/R	4,876,000
16,110	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.010%, 6/01/65	12/30 at 18.38	N/R	2,196,276
21,110	Total Michigan			7,072,276
	Minnesota – 0.3% (0.2% of Total Investments)
1,140	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	1,243,250
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/41, 144A	6/29 at 102.00	N/R	1,149,082
2,240	Total Minnesota			2,392,332
	Missouri – 2.1% (1.4% of Total Investments)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
100	4.000%, 3/01/41	3/31 at 100.00	Ba1	117,046
310	3.000%, 3/01/46	3/31 at 100.00	Ba1	326,132
80	4.000%, 3/01/46	3/31 at 100.00	Ba1	92,682
1,100	M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,156,353
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	5,269,152
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,989,750
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2020:
2,500	5.000%, 4/01/28	No Opt. Call	A	3,091,200
2,905	5.000%, 4/01/29	No Opt. Call	A	3,662,624
1,470	5.000%, 4/01/30	No Opt. Call	A	1,878,704
16,560	Total Missouri			19,583,643
	Nevada – 1.1% (0.7% of Total Investments)
5,920	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020B, 3.000%, 6/15/38 – BAM Insured (4)	6/30 at 100.00	A1	6,523,722
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,177,300

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone Phase I and II, Series 2020:
$450	4.000%, 6/01/40	6/30 at 100.00	N/R	$496,030
1,150	4.125%, 6/01/50	6/30 at 100.00	N/R	1,259,917
9,520	Total Nevada			10,456,969
	New Hampshire – 0.1% (0.1% of Total Investments)
1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40	7/27 at 100.00	Baa3	1,361,913
	New Jersey – 5.9% (3.9% of Total Investments)
7,850	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46 (UB) (4)	12/30 at 100.00	BBB	9,293,144
9,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48 (4)	7/26 at 100.00	BBB-	10,534,835
1,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 3.000%, 6/01/32	No Opt. Call	BBB+	1,157,510
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
620	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	721,290
770	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	892,977
700	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	809,046
640	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	737,824
520	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	597,459
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
25,990	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	27,520,291
545	4.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	642,473
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
935	4.000%, 6/15/34	6/31 at 100.00	BBB	1,138,185
385	4.000%, 6/15/35	6/31 at 100.00	BBB	467,837
440	4.000%, 6/15/36	6/31 at 100.00	BBB	533,284
49,895	Total New Jersey			55,046,155
	New Mexico – 0.8% (0.5% of Total Investments)
7,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	7,262,990
	New York – 20.2% (13.4% of Total Investments)
6,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	6,876,600
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	5,256,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
$1,310	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$1,432,419
3,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,216,990
1,000	Build NYC Resource Corporation, New York, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A (WI/DD, Settling 8/04/21)	6/31 at 100.00	N/R	1,209,250
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45 (UB) (4)	7/29 at 100.00	BBB	11,482,400
9,120	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A3	10,751,386
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
7,775	3.000%, 3/15/38	9/30 at 100.00	Aa2	8,637,014
20,000	3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	Aa2	21,733,600
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021C, 1.748%, 3/15/28	No Opt. Call	AA+	7,661,100
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44 (UB) (4)	11/24 at 100.00	BBB+	11,324,200
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
715	3.000%, 12/01/37	12/30 at 100.00	BBB+	783,676
2,200	3.000%, 12/01/40	12/30 at 100.00	BBB+	2,394,216
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	3.000%, 1/01/34 – AGM Insured	1/31 at 100.00	BBB	1,118,770
1,205	3.000%, 1/01/37 – AGM Insured	1/31 at 100.00	BBB	1,332,658
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,385	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	5,898,137
3,845	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	4,199,547
3,500	4.000%, 3/01/45	9/30 at 100.00	Baa1	4,035,360
2,275	3.000%, 3/01/49 (UB) (4)	9/30 at 100.00	Baa1	2,365,977
330	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/29	No Opt. Call	AA+	438,672
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1A:
925	4.000%, 7/15/34	7/31 at 100.00	Aa3	1,159,719
1,385	4.000%, 7/15/35	7/31 at 100.00	Aa3	1,730,267
1,155	4.000%, 7/15/36	7/31 at 100.00	Aa3	1,437,247
1,155	4.000%, 7/15/37	7/31 at 100.00	Aa3	1,432,674
575	4.000%, 7/15/40	7/31 at 100.00	Aa3	706,830

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1B:
$10,165	1.350%, 7/15/27	No Opt. Call	Aa3	$10,276,408
1,535	1.570%, 7/15/28	No Opt. Call	Aa3	1,559,406
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/34	5/31 at 100.00	Aa1	677,330
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,500	1.216%, 8/01/26	No Opt. Call	AA-	1,514,145
1,000	1.623%, 8/01/28	No Opt. Call	AA-	1,014,470
1,410	2.223%, 8/01/35	No Opt. Call	AA-	1,429,458
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28	No Opt. Call	AA-	1,815,901
4,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	8/21 at 100.00	B-	4,044,440
3,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,330,000
7,500	New York State, General Obligation Bonds, Taxable Series 2021B, 1.940%, 3/15/31	No Opt. Call	Aa2	7,775,925
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	215,361
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
12,210	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	14,881,060
3,400	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	4,388,856
515	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	534,776
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/41	12/30 at 100.00	BBB	1,201,200
1,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,215,650
2,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	A+	2,600,290
2,350	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/40 (AMT)	7/31 at 100.00	A+	2,859,715
5,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	5,055,300
2,390	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	3,141,727
169,000	Total New York			188,146,577

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.1% (0.0% of Total Investments)
$415	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/41	9/28 at 103.00	BBB	$490,049
	Ohio – 7.1% (4.7% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
220	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	Baa2	266,325
1,500	4.000%, 11/15/38 (UB) (4)	11/30 at 100.00	Baa2	1,806,090
10,325	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	Baa2	10,873,051
7,750	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	8,251,192
9,140	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	10,757,323
	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A:
315	2.000%, 12/01/27	No Opt. Call	A1	338,171
220	3.000%, 12/01/29	No Opt. Call	A1	254,107
580	3.000%, 12/01/30	6/30 at 100.00	A1	668,711
485	3.000%, 12/01/31	6/30 at 100.00	A1	553,778
485	3.000%, 12/01/32	6/30 at 100.00	A1	548,952
485	3.000%, 12/01/33	6/30 at 100.00	A1	545,373
605	3.000%, 12/01/34	6/30 at 100.00	A1	675,779
485	3.000%, 12/01/35	6/30 at 100.00	A1	539,364
480	3.000%, 12/01/36	6/30 at 100.00	A1	531,979
125	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41	2/31 at 100.00	A2	152,283
2,500	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	2,948,000
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	926,070
21,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	24,540,390
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/27 (AMT), 144A	12/26 at 105.00	N/R	1,201,880
58,450	Total Ohio			66,378,818
	Oklahoma – 0.1% (0.1% of Total Investments)
1,000	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021, 3.250%, 1/01/51	1/29 at 100.00	N/R	995,010
	Oregon – 0.6% (0.4% of Total Investments)
5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Taxable Refunding Senior Lien Series 2020B, 1.330%, 11/15/28 (4)	No Opt. Call	Aa1	5,000,600

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$725	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Sustainability Green Series 2021C, 1.528%, 5/01/28	No Opt. Call	AA+	$737,354
250	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Various Series 2021B, 1.528%, 5/01/28	No Opt. Call	AA+	254,748
5,975	Total Oregon			5,992,702
	Pennsylvania – 2.5% (1.7% of Total Investments)
5,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 5.125%, 5/01/30	No Opt. Call	B-	6,128,350
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,247,089
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	541,610
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	1,144,300
2,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	2,490,700
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	A2	570,891
940	0.000%, 1/01/46 – BAM Insured	No Opt. Call	A2	526,475
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	A2	560,521
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	2,940,125
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
890	4.000%, 12/01/38	12/31 at 100.00	A3	1,092,297
1,000	4.000%, 12/01/39	12/31 at 100.00	A3	1,223,940
1,110	4.000%, 12/01/40	12/31 at 100.00	A3	1,355,599
1,175	4.000%, 12/01/41	12/31 at 100.00	A3	1,430,927
1,335	4.000%, 12/01/42	12/31 at 100.00	A3	1,620,971
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	587,770
20,950	Total Pennsylvania			23,461,565
	Puerto Rico – 7.6% (5.0% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,020	5.125%, 7/01/37	7/22 at 100.00	CCC	5,242,536
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,104,580
7,450	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 5.000%, 7/01/23	8/21 at 100.00	CCC	7,474,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (6)	8/21 at 100.00	D	$7,880,000
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	N/R	3,269,670
4,586	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M2, 1.850%, 7/01/34 (6)	8/21 at 100.00	N/R	5,250,970
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	6,729,000
35,000	0.000%, 7/01/51	7/28 at 30.01	N/R	8,519,700
5,514	4.750%, 7/01/53	7/28 at 100.00	N/R	6,340,604
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,921,325
17,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 1.990%, 7/01/35 (6)	8/21 at 100.00	D	14,535,000
110,070	Total Puerto Rico			70,267,523
	South Carolina – 0.3% (0.2% of Total Investments)
1,000	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	1,032,700
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.625%, 10/01/40	10/27 at 103.00	N/R	1,087,790
250	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc Project, Series 2021A, 8.750%, 7/01/25 (WI/DD, Settling 8/16/21)	No Opt. Call	N/R	249,640
2,250	Total South Carolina			2,370,130
	South Dakota – 0.5% (0.3% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,293,305
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,102,832
3,945	Total South Dakota			4,396,137
	Tennessee – 0.4% (0.3% of Total Investments)
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,250	0.000%, 4/01/32	4/31 at 98.30	AA	1,059,687
1,250	0.000%, 4/01/35	4/31 at 92.42	AA	969,562
1,250	0.000%, 4/01/36	4/31 at 90.26	AA	937,613
1,250	0.000%, 4/01/38	4/31 at 85.68	AA	885,113
5,000	Total Tennessee			3,851,975
	Texas – 5.6% (3.7% of Total Investments)
750	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/28	1/27 at 100.00	BB+	876,367

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
$500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	A-	$499,125
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	A-	627,069
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	A-	505,855
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
190	3.000%, 2/15/37	2/30 at 100.00	AAA	217,780
175	3.000%, 2/15/38	2/30 at 100.00	AAA	200,127
145	3.000%, 2/15/39	2/30 at 100.00	AAA	165,420
115	3.000%, 2/15/40	2/30 at 100.00	AAA	130,945
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/41	1/31 at 100.00	Baa1	1,205,770
460	Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue Certificates of Obligation, Series 2021, 4.000%, 3/01/38 – AGM Insured	3/31 at 100.00	AA	564,402
1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021, 3.500%, 9/01/36, 144A	9/31 at 100.00	N/R	1,017,000
1,200	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Neighbor Improvement Areas 1-2 Project, Series 2020, 4.000%, 9/15/50, 144A	9/30 at 100.00	N/R	1,268,532
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding Limited Tax Series 2021B:
1,000	2.059%, 2/15/36	2/31 at 100.00	AA+	1,009,170
750	2.109%, 2/15/37	2/31 at 100.00	AA+	755,467
750	2.209%, 2/15/38	2/31 at 100.00	AA+	757,522
750	2.259%, 2/15/39	2/31 at 100.00	AA+	756,630
1,000	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 2 Project, Series 2020, 4.000%, 9/01/46, 144A	9/30 at 100.00	N/R	1,040,150
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
1,625	5.000%, 5/15/38	5/30 at 100.00	A	2,115,766
1,665	5.000%, 5/15/39	5/30 at 100.00	A	2,162,802
2,625	5.000%, 5/15/40	5/30 at 100.00	A	3,390,949
375	5.000%, 5/15/41	5/30 at 100.00	A	482,899
500	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021, 4.125%, 9/01/41, 144A (WI/DD, Settling 8/17/21)	9/31 at 100.00	N/R	500,805
625	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021, 3.625%, 9/15/41, 144A	9/31 at 100.00	N/R	636,662
4,175	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 5.000%, 8/15/50, 144A	8/25 at 103.00	BB+	4,733,197
2,035	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40, 144A	9/30 at 100.00	N/R	2,166,054

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series 2021A:
$805	5.000%, 2/01/32	2/31 at 100.00	A+	$1,091,499
1,410	5.000%, 2/01/33	2/31 at 100.00	A+	1,902,414
1,520	5.000%, 2/01/34	2/31 at 100.00	A+	2,040,600
1,885	5.000%, 2/01/35	2/31 at 100.00	A+	2,524,241
1,875	5.000%, 2/01/36	2/31 at 100.00	A+	2,501,644
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	473,648
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	363,160
2,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/27	No Opt. Call	BBB+	3,138,125
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,630	4.000%, 6/30/35	12/30 at 100.00	BBB-	3,187,718
1,540	4.000%, 6/30/36	12/30 at 100.00	BBB-	1,859,458
2,195	4.000%, 12/31/37	12/30 at 100.00	BBB-	2,642,319
2,000	4.000%, 6/30/40	12/30 at 100.00	BBB-	2,385,120
43,695	Total Texas			51,896,411
	Utah – 0.4% (0.3% of Total Investments)
500	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A	2/26 at 103.00	N/R	520,105
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,042,280
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,184,040
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB-	439,654
500	3.000%, 10/15/45	4/31 at 100.00	BBB-	521,530
	Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds, Refunding Series 2021:
60	4.000%, 5/01/36 – AGM Insured (WI/DD, Settling 8/10/21)	5/31 at 100.00	AA	72,829
95	4.000%, 5/01/38 – AGM Insured (WI/DD, Settling 8/10/21)	5/31 at 100.00	AA	114,669
3,530	Total Utah			3,895,107
	Virginia – 3.6% (2.4% of Total Investments)
7,500	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60	7/30 at 100.00	AA	9,796,500
10,750	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (UB) (4)	7/30 at 100.00	AA-	12,741,007

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,510	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	$1,607,486
3,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)	6/27 at 100.00	Baa3	3,636,120
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
1,280	4.000%, 1/01/45	7/27 at 103.00	A	1,456,397
2,380	4.000%, 1/01/51	7/27 at 103.00	A	2,699,443
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	1,307,390
27,420	Total Virginia			33,244,343
	Washington – 0.1% (0.1% of Total Investments)
1,230	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020, 3.000%, 12/01/38	12/30 at 100.00	Aaa	1,412,766
	West Virginia – 0.6% (0.4% of Total Investments)
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,185,280
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)	1/25 at 100.00	B	1,068,350
5,000	Total West Virginia			5,253,630
	Wisconsin – 4.0% (2.6% of Total Investments)
6,350	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A, 5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	6,903,911
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,060,400
1,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A	8/28 at 100.00	N/R	1,056,730
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
300	5.000%, 7/01/35	1/31 at 100.00	BBB	391,911
190	5.000%, 7/01/38	1/31 at 100.00	BBB	246,172
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,202,826
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,907,440
5,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	5,852,200
200	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	237,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
$205	3.000%, 10/15/37 (WI/DD, Settling 8/12/21)	10/31 at 100.00	AA-	$227,720
7,530	3.000%, 10/15/38 (WI/DD, Settling 8/12/21)	10/31 at 100.00	AA-	8,320,123
4,120	3.000%, 10/15/39 (WI/DD, Settling 8/12/21)	10/31 at 100.00	AA-	4,531,629
33,345	Total Wisconsin			36,938,512
$1,331,558	Total Municipal Bonds (cost $1,317,017,209)			1,400,550,675

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.1% of Total Investments)
	Real Estate – 0.1% (0.1% of Total Investments)
$1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	$1,098,240
	Utilities – 0.1% (0.0% of Total Investments)
1,500	Talen Energy Supply LLC	6.000%	12/15/36	B3	735,000
$2,500	Total Corporate Bonds (cost $1,762,433)				1,833,240
	Total Long-Term Investments (cost $1,318,779,642)				1,402,383,915
	Floating Rate Obligations – (22.0)%				(204,590,000)
	Borrowings – (20.6)% (7), (8)				(191,900,000)
	Reverse Repurchase Agreements, including accrued interest – (4.8)% (9)				(44,811,163)
	Other Assets Less Liabilities – (3.3)% (10)				(30,623,530)
	Net Assets Applicable to Common Shares – 100%				$930,459,222
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(489)	09/21	$(64,419,123)	$(65,747,578)	$(1,328,455)	$(114,609)
U.S. Treasury Ultra Bond	(202)	09/21	(31,581,546)	(33,273,188)	(1,691,642)	(113,625)
U.S. Treasury Long Bond	(152)	09/21	(28,087,621)	(30,328,750)	(2,241,129)	(123,500)
Total			$(124,088,290)	$(129,349,516)	$(5,261,226)	$(351,734)

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,400,550,675	$ —	$1,400,550,675
Corporate Bonds	—	1,833,240	—	1,833,240
Investments in Derivatives:
Futures Contracts*	(5,261,226)	—	—	(5,261,226)
Total	$(5,261,226)	$1,402,383,915	$ —	$1,397,122,689

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $52,244,363 have been pledged as collateral for reverse repurchase agreements.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Borrowings as a percentage of Total Investments is 13.7%.
(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9)	Reverse Repurchase Agreements as a percentage of Total Investments is 3.2%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.